Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B	Ordinary Shares	Additional Paid-in Capital	Statutory Reserves	(Accumulated Deficit) Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Non- controlling Interests	Total
Balance at Sep. 30, 2022		$ 47				$ 5,112,181	$ 39,620	$ (1,065,072)	$ (193,324)	$ (143,561)	$ 3,749,891
Balance (in Shares) at Sep. 30, 2022		1,574,536	[1],[2]
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost (in Shares)					1,379,313
Capital contribution		$ 5				10,923,048					10,923,053
Capital contribution (in Shares)	[1],[2]	153,875
Net income (loss) for the year								6,551,838		(579)	6,551,259
Appropriation to statutory reserve							328,651	(328,651)
Foreign currency translation									(410,858)	3,610	(407,248)
Balance at Sep. 30, 2023		$ 52				16,035,229	368,271	5,158,115	(604,182)	(140,530)	20,816,955
Balance (in Shares) at Sep. 30, 2023	[1],[2]	1,728,410
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost		$ 2				4,999,842					4,999,844
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost (in Shares)		82,667	[1],[2]
Issuance of ordinary shares in private placement		$ 3				1,991,721					1,991,724
Issuance of ordinary shares in private placement (in Shares)		91,954	[1],[2]
Cashless exercise of warrants		$ 2				945,104					945,106
Cashless exercise of warrants (in Shares)		55,173	[1],[2]
Stock based compensation		$ 9				3,824,991					3,825,000
Stock based compensation (in Shares)	[1],[2]	300,000
Shares redesignation		$ (26)		$ 26
Shares redesignation (in Shares)		(848,203)	[1],[2]	848,203
Net income (loss) for the year								12,137,352		(100)	12,137,252
Appropriation to statutory reserve							1,558,276	(1,558,276)
Foreign currency translation									791,300	(5,578)	785,722
Balance at Sep. 30, 2024		$ 42		$ 26		27,796,887	1,926,547	15,737,191	187,118	(146,208)	45,501,603
Balance (in Shares) at Sep. 30, 2024		1,410,001	[1],[2]	848,203
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost		$ 71									71
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost (in Shares)		2,363,793	[1],[2]
Replenishment of shares		$ 3									3
Replenishment of shares (in Shares)		119,697
Cashless exercise of warrants		$ 652				27,576,096					27,576,748
Cashless exercise of warrants (in Shares)	[1],[2]	21,730,588
Stock based compensation		$ 7		$ 86		8,524,940					8,525,033
Stock based compensation (in Shares)		220,000	[1],[2]	2,875,772
Net income (loss) for the year								(19,302,330)		(155)	(19,302,485)
Appropriation to statutory reserve							1,134,881	(1,134,881)
Foreign currency translation									(326,550)	2,081	(324,469)
Balance at Sep. 30, 2025		$ 775		$ 112		$ 63,897,923	$ 3,061,428	$ (4,700,020)	$ (139,432)	$ (144,282)	$ 61,976,504
Balance (in Shares) at Sep. 30, 2025		25,844,079	[1],[2]	3,723,975

[1]	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 12 and Note 14).
[2]	The company held its annual general meeting on August 15, 2024, re-designating all of the previously issued and outstanding ordinary shares into Class A Ordinary Shares (see Note 12).